Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Bank Premises and Equipment
Summary of bank premises and equipment, by asset classification

	Estimated useful lives	2014	2013
		(Dollars in Thousands)
Bank buildings and improvements	5 - 40 years	$509,830	$470,386
Furniture, equipment and vehicles	1 - 20 years	269,861	260,932
Land		125,414	128,805
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7 - 27 years	—	511
Less: accumulated depreciation		(378,682)	(355,792)

Bank premises and equipment, net		$526,423	$504,842